Unaudited Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 6,431		$ 2,627	$ 6,898
Current assets of consolidated variable interest entities
Cash and cash equivalents	931		1,270
Other current assets	159		102
Short term deposits and restricted cash	334		50
Marketable Securities	120		250
Inventories	3,501
Accounts receivable, less allowance for credit losses	3,639		506
Other current assets	1,877		224	107
Loan granted	2,455		2,385
Current assets held for sale	3,364			1,089
Total Current assets	22,811		13,555	9,094
Non-Current Assets
Operating right of use assets	4,386		823
Non-Current assets of consolidated variable interest entities
Cash and securities held in trust account	174,568		172,779
Other non-current assets	14		36
Property and equipment, net	559		101
Goodwill	100,150		7,688
Other intangible asset	12,543		7,388
Non-Current assets from discontinued operations (Note 3)				15
Intangible asset	10		16
Deferred taxes	360
Funds in respect of employee rights upon termination	85
Total Non-Current assets	292,675		188,831	15
Total Assets	315,486		202,386	9,109
Current Liabilities
Short term loan	4,165		12
Accounts payable	2,485		124	70
Operating lease liability, current portion	1,531		504
Convertible notes payable, net (Note 9)				706
Note payable, net				64
Other current liabilities	7,729		3,117	1,167
Other current liabilities of consolidated variable interest entities	206		104
Stock purchase warrant liabilities	56,194		24,521	164,771
Deferred considerations	9,025		14,067
Derivative liability	110			848
Current liabilities held for sale	2,238			3,163
Total current liabilities	91,625		43,546	171,450
Non-Current liabilities
Non-current liabilities from discontinued operations (Note 3)				17
Non-current operating lease liabilities	2,883		143
Long term loan	3,084
Loan payable - former related parties, net of current portion			850	992
Liability in respect of employee rights upon termination	120
Deferred tax liability	683		647
Total Non-Current liabilities	6,770		1,640	1,009
Total Liabilities	98,395		45,186	172,459
Noncontrolling interests Subject to Possible Redemption	174,568		172,779
Stockholders’ Equity (Deficit)
Preferred stock, value		[1]
Common stock, value	4		2		[1]
Additional paid-in capital	185,859		102,737	37,760
Accumulated other comprehensive loss	(24)			(34)
Accumulated deficit	(149,674)		(122,527)	(201,076)
Total Company’s stockholders’ equity (deficit)	36,165		(19,788)	(163,350)
Non-controlling interest	6,358		4,209
Total stockholders’ equity (deficit)	42,523		(15,579)	(163,350)
Total liabilities and stockholders’ equity (deficit)	315,486		202,386	9,109
Related Party
Current assets of consolidated variable interest entities
Note receivable - related party			4,500	1,000
Due from related parties			1,641
Current Liabilities
Promissory note – related party	5,691
Due to related parties	1,001		255	42
Loans payable - former related parties, current	$ 1,250		$ 842	$ 619

[1]	Less than $1 thousand.